STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

Common stock

On July 24, 2017, pursuant to a Reorganization and Share Exchange Agreement, by and among, the Company and Quasuras Inc., the Company acquired one hundred percent (100%) of the issued and outstanding shares of Quasuras for 7,582,060 shares of the Company, resulting in Quasuras becoming a wholly-owned subsidiary of the Company. The historical equity for Quasuras was restated pursuant to the reorganization.

The Company has 50,000,000 shares of common stock authorized. The par value of the shares is $0.001. In April 2019 the Company issued 30,000 shares for services bringing the outstanding balance to 17,870,261 shares of common stock.

Preferred Stock

The Company has 5,000,000 shares of preferred stock authorized. The par value of the shares is $0.001. As of June 30, 2019, none of the shares of preferred stock of the Company were issued.

Stock Options

On October 19, 2017, the Board of Directors approved the 2017 Equity Incentive Plan (“EIP”) that reserves 3,000,000 shares of common stock of the Company to be issued. Under the Company’s EIP, eligible employees, directors and consultants are granted options to purchase shares of common stock of the Company. The EIP is administered by the Company’s Board of Directors or, in the alternative, if necessary, a committee designated by the Board of Directors, and has the sole power over the exercise of the EIP. The Board of Directors determines whether the EIP will allow for the issuance of shares of common stock or an option to purchase shares of common stock, such option designated as either an incentive stock option or a non-qualified stock option.

The exercise or purchase price shall be calculated as follows:

(i)	In the case of an incentive stock option, (A) granted to employees, directors and consultants who, at the time of the grant of such incentive stock option own stock representing more than ten percent (10%) of the voting power of all classes of stock of the Company, the per share exercise price shall be not less than one hundred ten percent (110%) of the fair market value per share on the date of grant; or (B) granted to employees, directors and consultants other than to employees, directors and consultants described in the preceding clause, the per share exercise price shall be not less than one hundred percent (100%) of the fair market value per share on the date of grant;

(ii)	In the case of a non-qualified stock option, the per share exercise price shall be not less than one hundred percent (100%) of the fair market value per share on the date of grant unless otherwise determined by the Board of Directors; and

(iii)	In the case of other grants, such price as is determined by the Board of Directors.

The Board of Directors are responsible for determining the consideration to be paid for the shares of common stock to be issued upon exercise or purchase. The EIP generally doesn’t allow for the transfer of the options, and the Board of Directors may amend, suspend or terminate the EIP at any time.

On April 15, 2019, the Company granted 4,778 options to a consultant, these options are fully vested on the grant date. The 4,778 options will expire on April 14, 2029. The fair value of the options 4,778 shares is determined to be $8,173, was accrued in professional expenses for the quarter ended June 30, 2019.

The following assumptions were used in the fair value method calculation:

·	Volatility: 101.85%
·	Risk free rate of return: 2.41%
·	Expected term: 5 years

On April 15th and May 15th 2019, the Company granted 8,908 options to a consultant, these options will be fully vested on the grant date. The 8,908 options will expire on April 14th and May 14th, 2029. The fair value of the options 8,908 shares is determined to be $15,000 was accrued in consulting expenses for the fiscal quarter ended June 30, 2019.

The following assumptions were used in the fair value method calculation:

·	Volatility: 97 – 102%
·	Risk free rate of return: 2.15 – 2.37%
·	Expected term: 5 years

On April 15th, 2019, the Company granted 9,000 options to an employee, these options will be fully vested three years from the date granted. The 9,000 options will expire on April 14th, 2029. The fair value of the options 9,000 shares is determined to be $16,258. During the quarter ended June 30, 2019, $447 was accrued monthly in general and administrative expenses.

The following assumptions were used in the fair value method calculation:

·	Volatility: 101.85%
·	Risk free rate of return: 2.41%
·	Expected term: 6.0 years

On July 25, 2018, the Company granted 1,280,000 options to certain consultants, these options are fully vested one year from the date granted. The 1,280,000 options will expire on August 31, 2019. The fair value of the options 1,280,000 shares is determined to be $682,240, was accrued monthly in research and development expenses for the fiscal quarter ended June 30, 2019.

The following assumptions were used in the fair value method calculation:

·	Volatility: 110%

·	Risk free rate of return: 2.82%

·	Expected term: 5.27 years

On January 16, 2019, the Company granted 185,221 options to certain consultants, these options will be fully vested three years from the date granted. The 185,221 options will expire on January 15, 2029. The fair value of the options 185,221 shares is determined to be $336,732, was accrued monthly in general and administrative expenses for the fiscal quarter ended June 30, 2019.

The following assumptions were used in the fair value method calculation:

·	Volatility: 104%

·	Risk free rate of return: 2.54%

·	Expected term: 5.88 years

The relative fair value of each of the granted options set forth above has been calculated using the Black-Scholes-Merton pricing model, which, for each such option, is based on the granted strike price, the three month average trading volatility of three comparable companies (e.g., PODD, TNDM, VLRX), the five year, risk-free treasury bond interest rate on the applicable grant date and a weighted average term using the simplified method calculation. It outlines calculation methods for sbc.

The following is a rollforward of the options outstanding and exercisable for the fiscal quarter ended June 30, 2019:

	Options	Weighted Average Exercise Price	Average Remaining Life
Outstanding and exercisable – March 31, 2019	918,020	0.68	9.43
Vested	280,352	0.74
Expired	—	—	—
Outstanding and exercisable – June 30, 2019	1,198,372	$0.69	5.13

Common stock

On July 24, 2017, pursuant to a Reorganization and Share Exchange Agreement by and among, the Company and Quasuras Inc., the Company acquired one hundred percent (100%) of the issued and outstanding shares of Quasuras for 7,582,060 shares of the Company, resulting in Quasuras becoming a wholly-owned subsidiary of the Company. The historical equity for Quasuras was restated pursuant to the reorganization.

Preferred Stock

The Company has 5,000,000 shares of preferred stock authorized. The par value of the shares is $0.001. As of March 31, 2019, none of the shares of preferred stock of the Company were issued.

2017 Equity Incentive Plan

On October 19, 2017, the board of directors approved the 2017 Equity Incentive Plan (the “EIP”) that reserves 3,000,000 shares of common stock of the Company to be issued. Under the Company’s EIP, eligible employees, directors and consultants may be granted options to purchase shares of common stock of the Company. The EIP is administered by the Company’s board of directors or, in the alternative, a committee designated by the board of directors, and has the sole power to adminster the EIP. The board of directors determines whether the EIP will allow for the issuance of shares of common stock or an option to purchase shares of common stock and whether such options are designated as either incentive or non-qualified stock options.

Under the EIP, the exercise or purchase price shall be calculated as follows:

(i)	In the case of an incentive stock option, (A) granted to employees, directors and consultants who, at the time of the grant of such incentive stock option own stock representing more than ten percent (10%) of the voting power of all classes of stock of the Company, the per share exercise price shall be not less than one hundred ten percent (110%) of the fair market value per share on the date of grant; or (B) granted to employees, directors and consultants other than to employees, directors and consultants described in the preceding clause, the per share exercise price shall be not less than one hundred percent (100%) of the fair market value per share on the date of grant;

(ii)	In the case of a non-qualified stock option, the per share exercise price shall be not less than one hundred percent (100%) of the fair market value per share on the date of grant unless otherwise determined by the board of directors; and

(iii)	In the case of other grants, such price as is determined by the board of directors.

The board of directors is responsible for determining the consideration to be paid for the shares of common stock to be issued upon exercise or purchase. The EIP generally doesn’t allow for the transfer of the options, and the board of directors may amend, suspend or terminate the EIP at any time.

On August 15, September 15, and October 15, 2018, the Company granted a total of 54,039 options to the chief executive officer of the Company in lieu of salary. The options expire 10 years from the respective grant dates and vested immediately upon grant. The fair value of these options was determined to be $24,840 and was included in general and administrative and research and development expenses for the year ended March 31, 2019.

On November 15th and December 15th 2018, the Company granted 10,648 options to the officer of the Company in lieu of salary. The options expire on November 14th, and December 14th, 2028 and vest immediately. The fair value of these options determined to be $17,921 and was included in general and administrative and research and development expenses for the year ended March 31, 2019.

The following assumptions were used in the fair value method calculations:

·	Volatility: 71% – 112%

·	Risk free rate of return: 2.73% – 3.01%

·	Expected term: 5 years

During the fiscal year ended March 31, 2019, the Company granted options to purchase 1,529,208 shares of common stock to certain employees and consultants. The fair value of the options granted was $1,021,733, and the Company has been recording stock-based compensation expense for each grant over the respective vesting periods. For the year ended March 31, 2019, the Company recorded stock-based compensation expense of $532,108, which is less than the total fair value. This difference of $489,625 represents stock-based compensation expense that will be recognized subsequent to March 31, 2019, so long as the option grants remain outstanding and vesting continues. The table below provides a reconciliation of total fair value of the options granted and related expense recognized by the Company during fiscal 2019.

Grantees	Option Shares	Vesting Periods	Total Fair Value of Options	2019 Stock-Based Compensation Expense	Unrecognized expense at March 31, 2019
Consultants	1,280,000	July 25, 2018 to July 24, 2019	$682,240	$466,197	$216,043
Consultants	185,221	January 16, 2019 to January 15, 2022	$336,732	$23,150	$313,582
Chief Executive Officer	64,687	*	$42,761	$42,761	—
Total	1,529,908		$1,021,733	$532,108	$489,625

* Options were fully vested as of the grant date, as disclosed above.

The following assumptions were used in the fair value method calculation for the consultant options:

·	Volatility: 104% – 110%

·	Risk free rate of return: 2.54% – 2.82%

·	Expected term: 5.27 – 5.88 years

The following is a rollforward of the options outstanding and exercisable for the year ended March 31, 2019:

	Options	Weighted Average Exercise Price	Average Remaining Life
Outstanding and exercisable – March 31, 2018	—	—	—
Vested	918,020	—	—
Expired	—	—	—
Outstanding and exercisable – March 31, 2019	918,020	$0.68	9.43

The fair values of options at the grant date were estimated utilizing the Black-Scholes valuation model, which includes simplified methods to establish the fair term of options as well as average volatility of three comparable organizations.